Statement to Securityholder

Ally Auto Receivables Trust 2014-1
Final Report

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2014-1

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	6/18/2014

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2014-1

5. Collateral Summary	Collection Period, Begin:	1/1/2018

	Collection Period, End:	1/31/2018

6. Charge-Off and Delinquency Rates	Determination Date:	2/12/2018

7. Credit Instruments	Distribution Date:	2/15/2018

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class A-1 Notes, the Class B Notes, the Class C Notes and the Class D have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class A-1 Notes, the Class B Notes, the Class C Notes and the Class D Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

 Ally Auto Receivables Trust 2014-1
Final Report
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
							(3) + (4) = (5)			(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1		494,000,000.00	0.00	0.19000000	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02006TAA4	621,000,000.00	0.00	0.48000000	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02006TAB2	621,000,000.00	0.00	0.97000000	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02006TAC0	153,440,000.00	40,274,741.42	1.53000000	16,888,091.49	51,350.30	16,939,441.79	0.00	0.00	23,386,649.93	*
B	02006TAD8	55,390,000.00	55,390,000.00	1.84000000	0.00	84,931.33	84,931.33	0.00	0.00	55,390,000.00	*
C	02006TAE6	40,290,000.00	40,290,000.00	2.04000000	0.00	68,493.00	68,493.00	0.00	0.00	40,290,000.00	*
D	02006TAF3	29,200,000.00	29,200,000.00	2.48000000	0.00	60,346.67	60,346.67	0.00	0.00	29,200,000.00	*
Deal Totals		2,014,320,000.00	165,154,741.42		16,888,091.49	265,121.30	17,153,212.79	0.00	0.00	148,266,649.93
*Pursuant to Section 8.01 of the Trust Sale and Servicing Agreement, Ally Financial Inc. as Servicer will exercise the Optional Purchase and will effect the redemption of the outstanding Notes by depositing in the Collection Account when required an amount equal to the greater of (a) the remaining unpaid Principal Balance of the Notes, plus accrued and unpaid interest, and any accrued and unpaid Basic Servicing Fee payments, and (b) the unpaid Aggregate Receivables Principal Balance plus accrued and unpaid interest.

Statement to Securityholder

 Ally Auto Receivables Trust 2014-1
Final Report

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	262.47876316	110.06316143	0.33466045	110.39782188	0.00000000	152.41560173
B	1,000.00000000	0.00000000	1.53333327	1.53333327	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.70000000	1.70000000	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.06666678	2.06666678	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	81.99032002
Ending Aggregate Note Pool Factor:	73.60630383

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder
Ally Auto Receivables Trust 2014-1
Final Report
3. Interest Summary
A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	1/16/2018	2/14/2018	Actual/360	N/A	N/A	0.19000000	0.19000000	0.00
A-2	0.00	1/16/2018	2/14/2018	30/360	N/A	N/A	0.48000000	0.48000000	0.00
A-3	0.00	1/16/2018	2/14/2018	30/360	N/A	N/A	0.97000000	0.97000000	0.00
A-4	40,274,741.42	1/16/2018	2/14/2018	30/360	N/A	N/A	1.53000000	1.53000000	51,350.30
B	55,390,000.00	1/16/2018	2/14/2018	30/360	N/A	N/A	1.84000000	1.84000000	84,931.33
C	40,290,000.00	1/16/2018	2/14/2018	30/360	N/A	N/A	2.04000000	2.04000000	68,493.00
D	29,200,000.00	1/16/2018	2/14/2018	30/360	N/A	N/A	2.48000000	2.48000000	60,346.67

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	0.00	0.00	0.00	0.00
A-4	0.00	51,350.30	0.00	51,350.30	0.00
B	0.00	84,931.33	0.00	84,931.33	0.00
C	0.00	68,493.00	0.00	68,493.00	0.00
D	0.00	60,346.67	0.00	60,346.67	0.00
Deal Totals	0.00	265,121.30	0.00	265,121.30	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2014-1
Final Report
4. Collections and Distributions

Collections
Receipts During the Period	17,395,525.77
Administrative Purchase Payments	18,016.47
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	182,075.02
Other Fees or Expenses Paid	0.00
Total Collections	17,595,617.26

Beginning Reserve Account Balance	5,035,811.28
Total Available Amount	22,631,428.54

Distributions
Total Available Amount	22,631,428.54
Basic Servicing Fee	155,025.47
Aggregate Class A Interest Distributable Amount	51,350.30
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	84,931.33
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	68,493.00
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	60,346.67
Fourth Priority Principal Distributable Amount	0.00
Reserve Account Deposit	5,035,811.28
Noteholders' Regular Principal Distributable Amount	16,888,091.49
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee and Administrator	1,500.00
Excess Total Available Amount to the Certificateholders	285,879.00

Supplemental Servicing Fees	51,397.69
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	6,900.00

Statement to Securityholder

Ally Auto Receivables Trust 2014-1
Final Report
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	95,976	28,510	26,957
Deal Totals	Aggregate Receivables Principal Balance	2,014,324,510.27	185,297,986.52	168,409,895.03
	Aggregate Amount Financed	2,048,927,617.40	186,030,559.91	169,028,929.33

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	3.94000000	4.55148616	4.59659212	65.74	68.45	68.65	54.66	19.28	18.58

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.23%	1.30%	1.34%	1.18%	1.33%	1.31%	0.92%	1.30%	1.26%	1.12%	1.43%	1.30%	1.16%	1.45%	1.43%	1.35%	1.30%	1.29%	1.19%	1.28%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.18%	1.28%	1.35%	1.20%	1.28%	1.24%	1.16%	1.35%	1.23%	1.19%	1.09%	1.15%	1.17%	1.11%	1.25%	1.00%	1.29%	1.10%	1.11%	1.19%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly	1.03%	1.09%	1.05%	0.99%	1.15%

Statement to Securityholder

Ally Auto Receivables Trust 2014-1
Final Report

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	177,529,744.62	23	91,895.61	3,995.46	0.6212%	26,957	116	0.4303%
Preceding	194,358,731.00	31	130,826.78	4,220.22	0.8077%	28,510	132	0.4630%
Next Preceding	211,647,657.05	21	80,507.70	3,833.70	0.4565%	29,909	121	0.4046%
Third Preceding	230,204,038.40	37	140,576.91	3,799.38	0.7328%	Three Month Average		0.4326%
Four Month Average					0.6546%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance	Percent
	Financed	Charge-Offs		Stratification			Delinquent
Totals	2,048,927,617.40	10,253,288.31	0.5004%	31 - 60 days	404	3,284,251.07	1.9430%
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	96	824,162.61	0.4876%
with the prospectus for Ally Auto Receivables Trust 2014-1 related to delinquencies,				91 - 120 days	20	123,068.97	0.0728%
charge-offs or uncollectible accounts.				> 120 days	0	0.00	0.0000%

There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts
				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	384	2,990,296.63
				Current Period	23	182,512.60
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]	25	88,796.04
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	382	3,084,013.19
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Ally Auto Receivables Trust 2014-1
Final Report

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	5,035,811.28	5,035,811.28	0.00	0.00	0.00	5,035,811.28	5,035,811.28

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	4,510.27
Current Overcollateralization	20,143,245.10
Overcollateralization Target	20,143,245.10

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2014-1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2014-1 will perform in the future.